Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
16. SUBSEQUENT EVENTS
On November 25, 2019, MediaCo entered into an Employee Leasing Agreement by and between Emmis and the Company. Pursuant to the Employee Leasing Agreement, the Company leased from EOC personnel at radio stations
WBLS-FM
and
WQHT-FM
to perform services for the Company consistent with each leased employees’ past practices at the Radio Stations. Effective January 1, 2021, the Employee Leasing Agreement was terminated, and the Company hired all of the leased employees and assumed the employment and collective bargaining agreements related to leased employees. EOC serves as the manager of the Radio Stations and of the Company’s financial reporting, SEC compliance and similar obligations as a public company pursuant to a certain Management Agreement between the Company and EOC dated as of November 25, 2019. The Management Agreement remains in full force and effect. The Employee Leasing Agreement was terminated at the expiration of the initial term, so no early termination penalties were incurred.
On May 19, 2021, the Company entered into Amendment No. 4 to its Senior Credit Facility. Under the terms of Amendment No. 4:

•
SG Broadcasting agreed to contribute up to $7.0 million to the Company in the form of subordinated debt, with $3.0 million contributed at closing, $1.0 million to be contributed by June 1, 2021, and up to an additional $3.0 million to be contributed through June 30, 2022, if necessary, to satisfy certain conditions described in Amendment No. 4;

•	the Company made a principal payment of $3.0 million to reduce borrowings outstanding under the Senior Credit Facility;

•	no quarterly scheduled principal payments are required through and including the quarter ending March 31, 2022;

•
the Minimum Consolidated Fixed Charge Coverage Ratio (as defined in the Senior Credit Facility) was reduced to 1.00:1.00 from April 1, 2020 through and including December 31, 2022, with it increasing to 1.10:1.00 on and after January 1, 2023;

•
for purposes of calculating compliance with the Minimum Consolidated Fixed Charge Coverage Ratio, Consolidated EBITDA (as defined in the Senior Credit Facility) includes certain amounts contributed by SG Broadcasting in the form of subordinated debt or equity, including those described above;

•
for purposes of calculating the Company’s borrowing base under the Senior Credit Facility, the multiple applied to Billboard Cash Flow (as defined in the Senior Credit Facility) increased from 3.5 to 5.0 and the advance rate applied to the radio stations’ FCC licenses increased from 60% to 70%;

•
at any time the multiple applied to Billboard Cash Flow exceeds 3.5 or the advance rate applied to the radio stations’ FCC licenses exceeds 60%, an incremental annual interest rate of 1% applies and is paid in kind monthly;

•	certain specified events of default were waived; and

•	an amendment fee of $0.4 million was paid in cash.
Also on May 19, 2021, the Company issued to SG Broadcasting a subordinated convertible promissory note (the “May 2021 SG Broadcasting Promissory Note”), in return for which SG Broadcasting contributed $3.0 million to the Company to make the prepayment of Senior Credit Facility debt required under Amendment No. 4. Up to $7.0 million may be borrowed pursuant to the May 2021 SG Broadcasting Promissory Note. The May 2021 SG Broadcasting Promissory Note carries interest at a base rate equal to the interest on any senior credit facility, or if no senior credit facility is outstanding, of 6.0%, and an additional increase of 1.0% on November 25, 2021 and additional annual increases of 1.0% following each successive anniversary thereafter. The May 2021 SG Broadcasting Promissory Note matures on May 25, 2025 and interest is payable in kind through maturity. Subject to prior shareholder approval of the issuance of the shares, the May 2021 SG Broadcasting Promissory Note is convertible into MediaCo Class A common stock at the option of SG Broadcasting at a strike price equal to the thirty day volume weighted average price of the MediaCo Class A common stock on the date of conversion.
Based on the execution of Amendment No. 4 and the May 2021 SG Broadcasting Promissory Note, the Company concluded that the events and uncertainty that previously raised substantial doubt about its ability to continue as a going concern were resolved.